NET LOSS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

NOTE 10 — NET LOSS PER COMMON SHARE

Net loss per common share is calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic loss per share is computed by dividing net loss available to common stockholder, adjusted for preferred dividends, by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include anti-dilutive common stock equivalents in the weighted average shares outstanding. The following table sets forth the computation of basic and diluted loss per share:

	For the Three Months ended September 30, 2013	For the Three Months ended September 30, 2012	For the Nine Months ended September 30, 2013	For the Nine Months ended September 30, 2012
Numerator:
Loss from continuing operations available to common stockholders	$(8,023,233)	$(5,078,909)	$(13,067,459)	$(48,266,585)
Loss from discontinued operations	$—	$—	$—	$(50,298)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	273,292,023	256,619,449	272,236,712	206,120,456

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.03)	$(0.02)	$(0.05)	$(0.23)
Loss from discontinued operations	$(0.00)	$(0.00)	$(0.00)	$(0.00)

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	September 30, 2013	September 30, 2012
Common stock equivalents:
Stock options	33,400,000	35,298,000
Stock warrants	26,244,621	12,222,188
Convertible preferred stock	33,555,000	—
	93,199,621	47,520,188

NOTE 13 — NET LOSS PER COMMON SHARE

Net loss per common share is calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive.

	For the year ended December 31, 2012	For the year ended December 31, 2011
Numerator:
Loss from continuing operations	$(49,052,749)	$(21,469,563)
Loss from discontinued operations	$(50,298)	$(3,088,373)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	219,530,283	70,372,421

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.22)	$(0.31)
Loss from discontinued operations	$(0.00)	$(0.04)

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	December 31, 2012	December 31, 2011
Common stock equivalents:
Stock options	35,298,000	3,548,000
Stock warrants	16,255,779	35,603,142
Convertible preferred stock	—	8,710,990
Convertible promissory notes embedded conversion feature	—	22,030,656
	51,553,779	69,892,788